Filed pursuant to Rule 497(a)
Registration No. 333-263258
Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

PRICED: Main Street $350m 5Y +300

By Brian Smith and Bloomberg Automation

(Bloomberg) -- Deal upsized to $350m from $300m.

• $350m 5Y Fixed (March 1, 2029) at +300
◦ Guidance +310a (+/-5), IPT +335 area Reoffer price 99.865 to yield 6.977%
◦ Coupon: 6.950%
• Issuer: Main Street Capital Corp (MAIN) Exp. Ratings: BBB-/BBB- (S&P/Fitch)
• Format: SEC registered, senior unsecured CoC 100, 1-month par call, MWC
• UOP: Repay outstanding indebtedness, including amounts outstanding under its Credit Facilities or its May 2024 Notes
• Settlement: Jan. 12, 2024 (T+2) Denoms: 2k x 1k
• Bookrunners: JPM, RBC, SMBC, TSI See security information: 5Y Fixed
• Information from person familiar with the matter, who asked not to be identified because they're not authorized to speak about it
See all preliminary issues: PREL <GO>

Related ticker:
MAIN US (Main Street Capital Corp)

To contact the reporter on this story:
Brian Smith in New York at bsmith373@bloomberg.net

This story was produced with the assistance of Bloomberg Automation.